VIRTUS BALANCED ALLOCATION FUND
Virtus Balanced Allocation Fund
Investment Objective
The fund has an investment objective of providing current income and capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 64 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 43 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees VIRTUS BALANCED ALLOCATION FUND	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VIRTUS BALANCED ALLOCATION FUND	Class A	Class C	Class I
Management Fees	0.50%	0.50%	0.50%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	none
Shareholder Servicing Fees	none	none	0.05%
Remainder of Other Expenses	0.35%	0.35%	0.35%
Total Other Expenses	0.35%	0.35%	0.40%
Total Annual Fund Operating Expenses	1.10%	1.85%	0.90%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example VIRTUS BALANCED ALLOCATION FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	681	905	1,146	1,838
Class C	288	582	1,001	2,169
Class I	92	287	498	1,108

Expense Example, No Redemption VIRTUS BALANCED ALLOCATION FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	681	905	1,146	1,838
Class C	188	582	1,001	2,169
Class I	92	287	498	1,108

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies
Diversified across stocks and bonds, the fund’s strategic allocation approach seeks to generate a combination of growth and current income. The fund’s equity allocation utilizes a proprietary quantitative process designed to identify stocks with improving fundamentals and competing valuations. The fixed income allocation is highly disciplined, combining fundamental and quantitative techniques in an effort to exploit opportunities in the bond market.
Under normal market conditions, equity securities will comprise between 40% and 65% of the fund’s assets, and fixed income securities will comprise at least 25% of the fund’s assets. The fund may invest in issuers of any capitalization. The fund normally invests in investment-grade securities and maintains a dollar-weighted average portfolio maturity of between five and ten years.

Principal Risks
The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:
>	Allocation Risk. The risk that the fund’s exposure to equities and fixed income securities, or to different asset classes, may vary from the intended allocation or may not be optimum for market conditions at a given time.
>	Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations.
>	Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.
>	Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests, will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.
>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.
>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.
>	Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of two broad-based securities market indexes and a composite benchmark that reflects the target allocation of the fund. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.

Best Quarter: Q3/2009: 10.31%	Worst Quarter: Q4/2008: -13.42%	Year-to-date (3/31/12): 8.44%

Average Annual Total Returns (for the periods ended 12/31/11)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns VIRTUS BALANCED ALLOCATION FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	2.71%	2.06%	4.81%
Class I Return After Taxes on Distributions	2.36%	1.23%	3.84%
Class I Return After Taxes on Distributions and Sale of Fund Shares	1.97%	1.47%	3.78%
Class A	(3.36%)	0.60%	3.93%
Class C	1.75%	1.05%		2.60%	Jun. 26, 2006
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	(0.02%)	3.34%	2.25%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%	6.95%
Balanced Benchmark (reflects no deduction for fees, expenses or taxes)	4.34%	3.01%	4.67%	4.54%

The Russell 1000® Index is a market capitalization-weighted index of the 1000 largest companies in the Russell universe, which comprises the 3000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment-grade fixed rate bond market. The indexes are calculated on a total-return basis. The Balanced Benchmark consists of an allocation of 60% Russell 1000® Index and 40% Barclays Capital U.S. Aggregate Bond Index.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.